Taxes on Income (Details) - Schedule of Federal Tax Rate and Tax Expense - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Schedule Of Federal Tax Rate And Tax Expense Abstract
Pretax loss	$ (27)	$ (1,456)
Federal tax rate	21.00%	21.00%
Income tax computed at the ordinary tax rate	$ 6	$ 306
Losses and temporary differences for which valuation allowance was provided	(6)	(306)
Pre-tax income